Property and Equipment - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 97,555	$ 87,143
Less: Accumulated depreciation	(56,425)	(39,162)
Property and equipment, net	$ 41,130	47,981
Satellites in orbit
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Total property and equipment	$ 68,184	54,370
Satellites under construction
Property, Plant and Equipment [Line Items]
Total property and equipment	17,506	22,194
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 7,624	6,433
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years
Other property and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4,241	$ 4,146
Other property and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Other property and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years